Risks	12 Months Ended
Dec. 31, 2022
Risks
Risks

(29) Risks

Liquidity risks

Revenue fluctuations, external events and changes in the business environment might negatively impact Evotec’s short- to mid-term profitability and cash reserves. To actively address any related risk, Evotec’s management has defined minimum liquidity levels and prepared a scenario planning to safeguard its cash position. Evotec believes that existing liquidity reserves are sufficient to cope with the cumulative impact of all identified risks. Evotec currently has sufficient liquidity reserves, due to a public placement in the United States in 2021. However, the option of increasing capital is always considered. This additional financing might be required if new opportunities arise in terms of M&A or in-licensing. The Company does not intend to engage in projects unless adequate funding is allocated or secured. Evotec has successfully increased liquidity through market positioning and growth. Given the current business environment with economic and political uncertainties, Evotec assesses the associated liquidity risks still to be low (previous year: low).

The general risk of losing a significant amount of cash in cash investments should continuously be mitigated by spreading the investments across several different banks in high-credit quality instruments in full compliance with the Company’s approved investment policy. Evotec monitors its banks and investments on an ongoing basis. Therefore, Evotec assesses the current default risks to be low, remaining unchanged in comparison to the previous year.

Currency exchange movements also impact Evotec’s reported liquidity primarily through the translation of liquid assets held in U.S. Dollars or Pound Sterling into Euros. A portion of the funds is held in currencies other than Euro to meet local operating needs. This risk has increased due to extensive political uncertainty and a potentially strong market reaction in the forthcoming months, but was already subject to increasing volatility in previous years.

The contractual maturities of financial liabilities, including estimated interest payments as of 31 December 2022 are included in the following tables:

	31 Dec 2022
	Carrying	Contractual	Due in	Due in	More than
	amount	cash flow	1 year	2 - 5 years	5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(329,851)	(345,522)	(7,266)	(272,749)	(65,507)
Lease obligations	(176,823)	(186,894)	(19,422)	(78,152)	(89,320)
Contingent consideration	(306)	(372)	(76)	(291)	(5)
Trade accounts payable	(97,277)	(97,277)	(97,277)	—	—
Other financial liabilities	(977)	(977)	(977)	—	—
Total non-derivative financial liabilities	(605,234)	(631,042)	(125,018)	(351,192)	(154,832)
Derivative financial liabilities
Interest rate swaps/FX forwards	(7,358)	(7,358)	(6,965)	(393)	—
Total derivative financial liabilities	(7,358)	(7,358)	(6,965)	(393)	—

	31 Dec 2021
	Carrying	Contractual	Due in	Due in	More than
	amount	cash flow	1 year	2 - 5 years	5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(362,480)	(382,867)	(40,467)	(253,391)	(89,009)
Lease obligations	(150,437)	(175,040)	(17,343)	(69,396)	(88,301)
Contingent consideration	(1,103)	(1,156)	(1,156)	—	—
Trade accounts payable	(72,598)	(72,598)	(72,598)	—	—
Other financial liabilities	(4,017)	(4,017)	(4,017)	—	—
Total non-derivative financial liabilities	(590,635)	(635,678)	(135,581)	(322,787)	(177,310)
Derivative financial liabilities
Interest rate swaps/FX forwards	(9,344)	(9,344)	(7,423)	(1,660)	(261)
Total derivative financial liabilities	(9,344)	(9,344)	(7,423)	(1,660)	(261)

Capital management risk.

Evotec actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximise returns. Evotec’s cash and short-term investments are located at several different banks. Financial investments are made in liquid, highly diversified investment instruments having at minimum a Standard & Poor’s rating (or equivalent) of at least BBB-.

The following table shows the total assets, equity as well as equity ratio and net cash (cash and cash equivalents minus current and non-current loan liabilities and current and non-current finance lease obligations):

	31 Dec	31 Dec
	2022	2021
	k€	k€
Total assets	2,257,247	2,235,161
Equity attributable to the shareholders of Evotec SE	1,187,184	1,377,685
Equity ratio (in )%	52.6%	61.6%
Net cash	(91,518)	186,409

Evotec remains well financed with an equity ratio relating to equity attributable to Evotec’s shareholders of 52.6 % as of 31 December 2022 (31 December 2021: 61.6%) and currently has no necessity to raise capital to maintain its operations in the near to mid-term. However, the option to increase capital must always be considered if new opportunities arise in terms of M&A or in-licensing which require additional financing. Furthermore, the acquisition of anchor investors can be of strategic importance for the company.

No minimum capital requirements are stipulated in Evotec’s statutes. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options based on miscellaneous stock option plans as well as Share Performance Awards on the basis of Share Performance Plans (see Note 21).

Credit risks

Credit risk is the risk of financial loss to the Company if a customer fails or partly fails to meet any of its contractual obligations and arises primarily from the receivables from customers, contract assets and investment securities. The maximum exposure to credit risk for trade receivables at the reporting date by geographic region was:

	31 Dec	31 Dec
	2022	2021
	k€	k€
United States	92,034	78,543
France	24,429	17,098
United Kingdom	20,451	12,391
Germany	7,767	6,283
Rest of Europe	13,622	10,363
Rest of the world	10,350	7,400
	168,653	132,078

The maximum exposure to credit risk for contract assets on 31 December 2022 equals the net book value in the amount of k€ 30,516 (31 December 2021: k€ 18,614).

The Company has exposure to credit risk primarily with respect to its trade accounts receivables. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an appropriate specific allowance for uncollectible accounts receivable based upon the expected collectability of all accounts receivable. The Company’s accounts receivables are generally unsecured and are not backed by collateral from its customers. As of 31 December 2022, one customer accounted for 22% of trade receivables (31 December 2021: 23%). Concentrations of credit risk with respect to trade accounts receivables are generally limited by several geographically diverse customers and the Company’s monitoring procedures.

Market risks

The market environment and competitive landscape for licensing and licensed projects or individual drug candidates, in general or for individual treatments might change while engaging in individual projects. Revenues generated under the collaboration agreements are allocated to either the EVT Execute or the EVT Innovate segment depending on the type of contract with Evotec’s customers, the intellectual property right and the project stage. This partnership model, which Evotec believes to be unique, allows the risks of drug discovery to be balanced and spread.

Reconciliation of cash flows from financing activities to the changes in financial liabilities

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 1 Jan 2022	362,480	150,437	3
Proceeds from issuance of loans	—	—	—
Repayment	(34,067)	(19,046)	—
Cashflow from financing activities	(34,067)	(19,046)	—
Disposal of finance lease obligation	—	(232)	—
Foreign currency translation	—	(1,120)	—
Changes in fair value	—	—	—
Interest increase	1,438	4,068	—
Issue of finance lease obligation	—	42,716	—
As of 31 Dec 2022	329,851	176,823	3

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 1 Jan 2021	346,411	145,554	3
Proceeds from issuance of loans	30,791	—	—
Repayment	(16,018)	(19,770)	—
Cashflow from financing activities	14,773	(19,770)	—
Disposal of finance lease obligation	—	(58)	—
Foreign currency translation	—	6,691	—
Changes in fair value	160	—	—
Interest increase	1,136	3,728	—
Issue of finance lease obligation	—	14,292	—
As of 31 Dec 2021	362,480	150,437	3